Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue Recognition	Thus, revenue recognition is in turn matched with the installation equipment costs and expense associated with the completion of each project.
	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Solar Systems Installations, gross	$18,466,792	$40,936,775	$44,892,970	$64,309,392
Financing Fees	(4,493,037)	(12,533,767)	(12,430,614)	(18,784,295)
Solar Systems Installations, net	13,973,755	28,403,008	32,462,356	45,525,097
Roofing Installations	738,071	1,676,357	2,113,260	3,285,757
Total net revenues	$14,711,826	$30,079,365	$34,575,616	$48,810,854

Schedule of Change in Contract Liabilities	The following table summarizes the change in contract liabilities:
	June 30, 2024	December 31, 2023
Contract liabilities, beginning of the period	$5,223,518	$1,149,047
Revenue recognized from amounts included in contract liabilities at the beginning of the period	(5,223,518)	(1,149,047)
Cash received prior to completion of performance obligation	279,901	5,223,518
Contract liabilities, as of the end of the period	$279,901	$5,223,518

Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock

The following table presents the computation of the basic and diluted income per share of Class A Common Stock for the period of March 14, 2024 (the Closing Date) to June 30, 2024:

	Three months ended June 30, 2024	Six months ended June 30, 2024
Numerator
Net income attributable to Class A common shareholders	$167,238	$(1,076,953)
Denominator
Basic and diluted weighted-average shares of Class A common stock outstanding	5,026,964	3,010,654

Net income per share of Class A common stock – basic and diluted	$0.03	$(0.36)

The earnings per share presented in the statement of operations is based on the following:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Net (loss) income	$(3,001,194)	$14,334,250
Accretion of temporary equity to redemption value	6,167,983	(3,984,431)
Net income including accretion of temporary equity to redemption value	$3,166,789	$10,349,819
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Redeemable Class A	Non-redeemable Class A and Class B	Redeemable Class A	Non-redeemable Class A and Class B
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income including accretion of temporary equity	$1,140,044	$2,026,745	$8,279,855	$2,069,964
Allocation of accretion of temporary equity to redemption value	(6,167,983)	—	3,984,431	—
Allocation of net (loss) income	$(5,027,939)	$2,026,745	$12,264,286	$2,069,964
Denominator:
Weighted-average shares outstanding	3,821,284	6,900,000	27,600,000	6,900,000
Basic and diluted net (loss) income per share	$(1.32)	$0.29	$0.44	$0.30